S000033136 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	163 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.73%
S000033136 Bloomberg US Floating Rate Note 5 Years Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	3.24%	2.63%
iShares Floating Rate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	3.05%	2.40%
Performance Inception Date					Jun. 14, 2011
iShares Floating Rate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.93%	1.78%	1.43%
iShares Floating Rate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.76%	1.79%	1.42%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.